Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Schedule of future minimum lease obligations
2018	$110,651
2019	-
2020	-
2021	-
2022	-
Thereafter	-
Total	$110,651